LEASES - Additional information (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including 803,503 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)	¥ 7,925,930	$ 1,227,332	¥ 2,549,914
Operating Lease, liabilities	¥ 7,018,933	$ 1,086,883	¥ 2,539,064	$ 1,086,883
ASU 2016-02 | Restatement
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including 803,503 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)					¥ 1,228,963	$ 190,305
Operating Lease, liabilities					¥ 1,228,963	$ 190,305
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years